Selling and Marketing Expenses	12 Months Ended
Dec. 31, 2020
Disclosure Of Selling And Marketing Expenses [Abstract]
SELLING AND MARKETING EXPENSES
NOTE 20 -	SELLING AND MARKETING EXPENSES:

	Year ended December 31
	2020	2019	2018
	U.S. dollars in thousands

Payroll and related expenses	2,009	2,007	2,801
Share-based payment	299	180	123
Professional fees	461	363	1,118
Marketing	440	452	699
Selling commissions	692	378	86
Other	314	403	715
	4,215	3,783	5,542